Financial assets and other receivables - Other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 89,315	$ 70,343
Other current financial assets held with third parties	2,469	2,523
Other total financial assets held with third parties	91,784	72,866
Impairment on non-recoverable loans and receivables	4,462
Investment in subordinated loan notes	82,638
Other financial assets
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	86,234
Other current financial assets held with third parties	2,469
Other total financial assets held with third parties	88,703
Amortised cost | Other financial assets
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties		3,264
Other total financial assets held with third parties		3,264
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Other current financial assets held with third parties		2,523
Other total financial assets held with third parties		2,523
Fair value through profit or loss - mandatorily measured | Debt investments
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties		67,079
Other total financial assets held with third parties		$ 67,079
Loans and receivables
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	3,081
Other total financial assets held with third parties	$ 3,081